SHAREHOLDERS' EQUITY (Schedule of Share Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of share options
Outstanding as of beginning of year	8,066,749	4,351,487	4,483,793
Granted	746,431	5,402,961	30,336
Exercised	(762,607)	(23,932)	(125,260)
Terminated	(30,901)	(4,273)	(411)
Forfeited	(482,453)	(1,659,494)	(36,971)
Outstanding as of end of year	7,537,219	8,066,749	4,351,487
Options exercisable as of end of year	1,834,281	2,419,180	3,553,662
Weighted average exercise price
Outstanding as of beginning of year	$ 6.31	$ 15.21	$ 14.97
Granted	$ 5.81	$ 4.54	$ 12.64
Exercised	$ 4.36	$ 4.35	$ 4.36
Terminated	$ 35.40	$ 52.79	$ 63.57
Forfeited	$ 5.86	$ 23.76	$ 20.23
Outstanding as of end of year	$ 6.37	$ 6.31	$ 15.21
Options exercisable as of end of year	$ 11.54	$ 9.03	$ 14.28